CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Series A Redeemable Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjustment Redeemable Convertible Preferred Stock [Member]	Common Stock		Common Stock Series A Redeemable Convertible Preferred Stock	Common Stock Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Series A Redeemable Convertible Preferred Stock	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	Previously Reported	Previously Reported Redeemable Convertible Preferred Stock [Member]	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2017						213,588,410											52,189,169	60,166,667
Balance at beginning of period at Dec. 31, 2017		$ 41,856				$ 21				$ 76,107			$ (34,272)			$ (31,206)	$ 73,062	$ 1	$ 3,065	$ (34,272)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[1]					47,801,632
Issuance of redeemable convertible preferred stock, net of issuance costs	[1]	209,000				$ 5				208,995
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]					(983,699)
Repurchase of Series B redeemable convertible preferred stock	[1]	$ (4,166)								(4,166)
Exercise of stock options (in shares)		0
Stock-based compensation		$ 3,843								3,843
Net loss		(64,293)											(64,293)
Balance at end of period (in shares) at Dec. 31, 2018						260,406,343
Balance at end of period at Dec. 31, 2018		$ 186,240				$ 26				284,779			(98,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)					(52,189,169)				153,421,743
Retroactive application of recapitalization				$ 73,062	$ (73,062)				$ 20			$ 73,042
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)		5,132,291				6,671,998	[1]
Issuance of redeemable convertible preferred stock, net of issuance costs	[1]	$ 60,305				$ 1				60,304
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]					(3,575,750)
Repurchase of Series B redeemable convertible preferred stock	[1]	(31,356)								(30,259)			(1,097)
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[1]					5,953,515
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	$ 58,000								58,000
Exercise of stock options (in shares)		1,266				1,266
Exercise of stock options		$ 1								1
Stock-based compensation		4,858								4,858
Common stock issued for warrants exercised (in shares)	[1]							1,368,720
Common stock issued for warrants exercised	[1]		$ 6,116								$ 6,116
Net loss		(88,656)											(88,656)
Balance at end of period (in shares) at Dec. 31, 2019						270,826,092
Balance at end of period at Dec. 31, 2019		195,508				$ 27				383,961		$ 162	(188,480)	$ (162)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[1]					6,581,340
Issuance of redeemable convertible preferred stock, net of issuance costs	[1]	$ 56,250				$ 1				56,249
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)		9,443,353				9,443,353	[1]
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	$ 91,999				$ 1				91,998
Business Combination and PIPE financing (in shares)						72,272,942
Business Combination and PIPE financing		$ 616,220				$ 7				616,213
Exercise of stock options (in shares)		8,716,423				8,716,423
Exercise of stock options		$ 9,863								9,863
Issuance of shares upon release of RSUs (in shares)						194,306
Stock-based compensation		137,991								137,991
Common stock issued for warrants exercised (in shares)						23,006,891
Common stock issued for warrants exercised		264,548				$ 3				264,545
Net loss		(384,314)											(384,314)
Other comprehensive income		239													$ 239
Balance at end of period (in shares) at Dec. 31, 2020						391,041,347
Balance at end of period at Dec. 31, 2020		$ 987,476		$ (828)		$ 39				$ 1,560,820			$ (573,622)	$ (828)	$ 239

[1]	Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.